Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events:
Subsequent Events

Note U.

Subsequent Events

On January 23, 2014, the company and Lenovo Group Limited (Lenovo) announced a definitive agreement in which Lenovo will acquire the company’s x86 server portfolio. See the caption, “Divestitures,” on page 98 for additional information.

On January 28, 2014, the company announced that the Board of Directors approved a quarterly dividend of $0.95 per common share. The dividend is payable March 10, 2014 to shareholders of record on February 10, 2014.

On January 31, 2014, the company completed the initial closing of the sale of its customer care business process outsourcing services business to SYNNEX. See the caption, “Divestitures,” on page 98 for additional information.

On February 6, 2014, the company issued $4.5 billion in bonds as follows: $1 billion of 2-year floating-rate bonds priced at 3-month LIBOR plus 7 basis points; $750 million of 5-year floating-rate bonds priced at 3-month LIBOR plus 37 basis points; $750 million of 5-year fixed rate bonds with a 1.95 percent coupon; and $2 billion of 10-year fixed-rate bonds with a 3.625 percent coupon..